Organization and Basis of Presentation	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Accounting Policies [Abstract]
Organization and Basis of Presentation
NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

We were incorporated under the laws of State of Nevada on September 5, 1997, as Micron Solutions. From 2002-2005, the Company operated as Panamed Corporation, a biotech service and licensing company. Panamed Corporation merged with Visual Board Books Inc. (VBB) in February 2005 and changed the consolidated company name to Endexx Corporation (the Company).

Our primary business is the manufacturing and sale of hemp products for personal use and pets. The Company has the following wholly owned subsidiaries:

●	Global Solaris Group, LLC
●	Greenleaf Consulting LLC
●	Cann Can LLC
●	Together One Step Closer, LLC
●	PhytoLabs LLC
●	Go Green Global Enterprises, Inc.
●	CBD Health Solutions
●	Kush, Inc.
●	CBD Life Brands, Inc.
●	Retail Pro Associates
●	CBD Unlimited, Inc.
●	Dispense Labs LLC

Basis of Presentation and Going Concern

The accompanying unaudited consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America and the interim reporting rules of the Securities and Exchange Commission (“SEC”) and should be read in conjunction with the audited financial statements and notes thereto contained in the Company’s latest Annual Report filed with the SEC on Form 10-K. In the opinion of management, all adjustments, consisting of normal recurring adjustments (unless otherwise indicated), necessary for a fair presentation of the financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year.

The Company prepares its consolidated financial statements in conformity with generally accepted accounting principles in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management believes that these estimates are reasonable and have been discussed with the Board of Directors; however, actual results could differ from those estimates. The operating results of the above listed wholly owned subsidiaries were consolidated with the consolidated financial statements of the Company. All significant intercompany accounts and transactions have been eliminated in consolidation.

Our consolidated financial statements have been presented on the basis that we are a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. We have sustained operating losses since inception, which raises substantial doubt about the Company’s ability to continue as a going concern.

As of March 31, 2021, we have a working capital deficit of $10,686,594, and an accumulated deficit of $35,209,163. During the six months ended March 31, 2021, we had a net loss of $2,503,473 and cash used in operating activities of $2,046,626. The Company’s ability to continue in existence is dependent on its ability to develop additional sources of capital, and/or achieve profitable operations and positive cash flows. Management’s plans with respect to operations include the sustained and aggressive marketing of hemp cannabidiol products and raising additional capital through sales of equity or debt securities as may be necessary to pursue its business plans and sustain operations until such time as the Company can achieve profitability. Management believes that aggressive marketing combined with additional financing as necessary will result in improved operations and cash flow in 2021 and beyond. However, there can be no assurance that management will be successful in obtaining additional funding or in attaining profitable operations. The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

We were incorporated under the laws of State of Nevada on September 5, 1997, as Micron Solutions. From 2002-2005, the Company operated as Panamed Corporation, a biotech service and licensing company. Panamed Corporation merged with Visual Board Books Inc. (VBB) in February 2005 and changed the consolidated company name to Endexx Corporation (the Company).

Our primary business is the manufacturing and sale of hemp products for personal use and pets. The Company has the following wholly owned subsidiaries:

●	Global Solaris Group, LLC
●	Greenleaf Consulting LLC
●	Cann Can LLC
●	Together One Step Closer, LLC
●	PhytoLabs LLC
●	Go Green Global Enterprises, Inc.
●	CBD Health Solutions
●	Kush, Inc.
●	CBD Life Brands, Inc.
●	Retail Pro Associates
●	CBD Unlimited, Inc.
●	Dispense Labs LLC

Basis of Presentation and Going Concern

The Company prepares its consolidated financial statements in conformity with generally accepted accounting principles in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management believes that these estimates are reasonable and have been discussed with the Board of Directors; however, actual results could differ from those estimates. The operating results of the above listed wholly owned subsidiaries were consolidated with the consolidated financial statements of the Company. All significant intercompany accounts and transactions have been eliminated in consolidation.

Our consolidated financial statements have been presented on the basis that we are a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. We have sustained operating losses since inception, which raises substantial doubt about the Company’s ability to continue as a going concern.

As of September 30, 2020, we have a working capital deficit of $12,219,710, and an accumulated deficit of $32,705,689. During the year ended September 30, 2020 we had a net loss of $9,163,328 and cash used in operating activities of $2,497,601. The Company’s ability to continue in existence is dependent on its ability to develop additional sources of capital, and/or achieve profitable operations and positive cash flows. Management’s plans with respect to operations include the sustained and aggressive marketing of hemp cannabidiol products and raising additional capital through sales of equity or debt securities as may be necessary to pursue its business plans and sustain operations until such time as the Company can achieve profitability. Management believes that aggressive marketing combined with additional financing as necessary will result in improved operations and cash flow in 2021 and beyond. However, there can be no assurance that management will be successful in obtaining additional funding or in attaining profitable operations. The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.